Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 11, 2022	Jan. 27, 2022
Subsequent Events (Details) [Line Items]
Total shares of common stock	1,077,199
Reverse stock split	At the Special Meeting, the stockholders approved granting discretionary authority to the Company’s Board of Directors to amend the Company’s Certificate of Incorporation to effect one or more consolidations of the Company’s issued and outstanding shares of common stock, pursuant to which the shares of common stock would be combined and reclassified into one share of common stock at a ratio within the range from 1-for-5 up to 1-for-50 (the “Reverse Stock Split”), provided that, (X) that the Company shall not effect Reverse Stock Splits that, in the aggregate, exceeds 1-for-50, and (Y) any Reverse Stock Split is completed no later than the first anniversary of the record date of the Special Meeting, or February 8, 2023.
Kuo Employment Agreement [Member]
Subsequent Events (Details) [Line Items]
Annual salary amount		$ 30,000
Subsequent event, description		For each twelve-month period of his employment, Dr. Kuo shall be entitled to a bonus whereby amount and terms shall be in the sole and absolute discretion of the Board of Directors (“Board”) and shall be payable at the Company’s sole option in stock or in cash. In addition, an aggregate of 16,000 incentive stock options was granted to Dr. Kou, at an exercise price equal to the closing price of the Company’s common stock on the date of grant (“ISOs”) as follows: (i) 6,000 ISOs (“Initial Options”), issued under the Company’s 2020 Equity Incentive Plan (“2020 Plan”) which vest immediately, and (ii) an additional 10,000 ISOs (“Additional Options”), issued under the 2020 Plan which shall vest ratably over two successive equal quarterly installments over the subsequent one year period as follows: 5,000 ISOs shall vest at 9 months, and 12 months following the effective date of the Kuo Employment Agreement, which underlying Additional Options shall be exercisable immediately upon the applicable vesting date.